Revenues	6 Months Ended
Jun. 30, 2022
Revenues [Abstract]
Revenues
Note 2 — Revenues
The Company recognizes revenue to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Through its current and anticipated offerings, the Company expects to generate revenue by providing the following goods or services:
Launch Services
 — To provide rapid, global, and affordable launch services to satellite operators and governments in partnership with third-party spaceport providers globally. The launch services include services tied directly to launch along with complementary services that are not part of the Company’s fixed pricing for which we charge a separate fee. The Company operated its launches from Pacific Spaceport Complex in Kodiak, Alaska and Cape Canaveral Space Force Station in Cape Canaveral, Florida. The Company is in discussions with SaxaVord UK Spaceport regarding an opportunity to launch from the United Kingdom.
Space Products
— To design and provide space products based on the customers’ needs for a successful satellite launch and other products that the Company may sell in the future. Currently the Company offers two in-space
electric propulsion systems.

Space Services
 — To invest in building the Company’s portfolio of space services, which includes communication service and constellation services, which will be based on a network of spacecraft that we intend to build and allow customers to access for use in their business. Specifically, the Company’s space services encompass all aspects of hosted satellite and constellation services, including hosting customer payloads onto its spacecraft, and delivering services, such as communication services.
As of June 30, 2022, the Company has only entered into contracts for launch services and space products. As of June 30, 2022, the Company is in early stages of developing its space services offerings which includes communication service and constellation services. The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts, the size of the contractual termination penalty increases closer to the scheduled launch date. At each balance sheet date, the Company evaluates each contract’s termination provisions and the impact on the accounting contract term, i.e., the period in which the Company has enforceable rights and obligations. This includes evaluating whether there are termination penalties and if so, whether they are considered substantive. The Company applies judgment in determining whether the termination penalties are substantive. In July 2022, the Company decided to focus on the development and production of the next version of its launch system. As a result, the Company has discontinued the production of launch vehicles supported by its current launch system and does not plan to conduct any further commercial launches in 2022. The Company has begun discussions with customers for whom it agreed to launch payloads on launch vehicles supported by its old launch system and the shift of those flights to launch vehicles supported by our new launch vehicle. If a customer terminates its contract with the Company due to the shifting of the flights, the customer may not be obligated to pay the termination for convenience penalties.
Recognition of Revenue
The work performed by the Company in fulfilling launch services and space products performance obligations is not expected to create an asset to the customer since the launch vehicle that is built to deliver the customer’s payload into orbit will not be owned by the customer or the propulsion systems that are built to thrust the customers’ satellite into orbit will not be owned by the customer until they are delivered to the customer. The Company recognizes revenue at a point in time upon satisfaction of the performance obligations under its launch services and space products agreements. The following table presents revenue disaggregated by type of revenue for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

Launch services	$1,988	$—	$5,899	$—
Space products	694	—	694	—

Total revenues	$2,682	$—	$6,593	$—

Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606 and as such, amounts received are recorded in other income (expense), net in the condensed consolidated statements of operations. No such income was recorded for the three months ended June 30, 2022. The Company recorded $0.4 million in other income for the six months ended June 30, 2022. No such income was recorded for the three and six months ended June 30, 2021.
Contract Balances and Remaining Performance Obligations
Contract balances.
 Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Contract liabilities relate to payments
received in advance of the satisfaction of performance under the contract. Receivables represent rights to consideration that are unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. The Company had no contract assets as of June 30, 2022 and December 31, 2021. The Company had contract liabilities of $12.7 million and $10.4 million as of June 30, 2022 and December 31, 2021, respectively. The Company recognized revenue of $2.7 million and $4.9 million during the three and six months ended June 30, 2022, respectively, that was included in the contract liabilities balance at the beginning of the period. No revenue was recognized for the three and six months ended June 30, 2021.
Remaining performance obligations
. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. Customers are not considered committed when they are able to terminate their contractual obligations to us without payment of a substantive penalty under the contract. Many of the Company’s contracts allow the customer to terminate the contract prior to launch or delivery without a substantive penalty, and therefore the enforceable contract is for a period less than the stated contractual term. Further, the Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company had unsatisfied performance obligations of $30.7 million as of June 30, 2022.